Derivative Financial Instruments (Tables)	12 Months Ended
Apr. 30, 2011
Derivative Financial Instruments (Tables) [Abstract]
Fair value of derivative instruments
The following table sets forth the fair value of derivative instruments as recognized in the Consolidated Balance Sheets at April 30, 2011 and 2010.

		April 30, 2011		April 30, 2010
	Other	Other	Other	Other	Other
	Current	Current	Noncurrent	Current	Current
	Assets	Liabilities	Liabilities	Assets	Liabilities
Derivatives designated as hedging instruments:
Commodity contracts	$3,408	$—	$—	$1,874	$9
Interest rate contract	5,423	—	1,384	—	—

Total derivatives designated as hedging instruments	$8,831	$—	$1,384	$1,874	$9

Derivatives not designated as hedging instruments:
Commodity contracts	$9,887	$5,432	$—	$2,414	$599
Foreign currency exchange contracts	317	3,204	—	—	830

Total derivatives not designated as hedging instruments	$10,204	$8,636	$—	$2,414	$1,429

Total derivative instruments	$19,035	$8,636	$1,384	$4,288	$1,438

The Company has elected to not offset fair value amounts recognized for commodity derivative instruments and its cash margin accounts executed with the same counterparty. The Company maintained cash margin accounts of $12,292 and $5,714 at April 30, 2011 and 2010, respectively, that are included in other current assets in the Consolidated Balance Sheets.

Gains and losses recognized on derivatives designated as cash flow hedges
The following table presents information on gains recognized on derivatives designated as cash flow hedges, all of which hedge commodity price risk.

	Year Ended April 30,
	2011	2010
Gains recognized in other comprehensive income (effective portion)	$21,082	$6,029
Gains reclassized from accumulated other comprehensive income (loss) to cost of products sold (effective portion)	14,780	5,395
Change in accumulated other comprehensive income (loss)	$6,302	$634

Gains recognized in cost of products sold (ineffective portion)	$611	$200

Included as a component of accumulated other comprehensive income (loss) at April 30, 2011 and 2010, were deferred pre-tax gains of $9,430 and $3,128, respectively. The related tax impact recognized in accumulated other comprehensive income (loss) was $3,430 and $1,134 at April 30, 2011 and 2010, respectively. The entire amount of the deferred gain included in accumulated other comprehensive income (loss) at April 30, 2011, is expected to be recognized in earnings within one year as the related inventory is sold.

Gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments
The following table presents the realized and unrealized losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments.

	Year Ended April 30,
	2011	2010
Losses on commodity contracts	$3,994	$2,384
Losses on foreign currency exchange contracts	3,290	7,234
Losses recognized in cost of products sold (derivatives not designated as hedging instruments)	$7,284	$9,618

Outstanding derivative contracts
The following table presents the gross contract notional value of outstanding derivative contracts at April 30, 2011 and 2010.

	April 30,
	2011	2010
Commodity contracts	$869,107	$323,351
Foreign currency exchange contracts	73,158	45,295
Interest rate contract	376,000	—